John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 1/31/2023

Consolidated Fund’s investments
As of 1-31-23 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 41.0%				$300,557,916
(Cost $300,573,543)
U.S. Government 41.0%				300,557,916
U.S. Treasury Bill	3.983	02-02-23	41,250,000	41,245,426
U.S. Treasury Bill	4.006	02-23-23	17,250,000	17,203,063
U.S. Treasury Bill	4.068	02-09-23	47,000,000	46,956,185
U.S. Treasury Bill	4.100	02-16-23	35,750,000	35,685,985
U.S. Treasury Bill	4.357	03-16-23	45,250,000	45,008,493
U.S. Treasury Bill	4.405	03-23-23	34,750,000	34,535,467
U.S. Treasury Bill	4.427	03-02-23	35,000,000	34,875,451
U.S. Treasury Bill	4.462	03-09-23	45,250,000	45,047,846

Total investments (Cost $300,573,543) 41.0%	$300,557,916
Other assets and liabilities, net 59.0%	432,903,529
Total net assets 100.0%	$733,461,445

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	34	Long	Mar 2023	$3,811,969	$3,903,625	$91,656
Brent Crude Futures	283	Long	Mar 2023	24,406,340	24,202,160	(204,180)
CAC40 Index Futures	366	Long	Feb 2023	28,242,015	28,359,987	117,972
Cocoa Futures	137	Long	Mar 2023	3,203,287	3,423,607	220,320
Corn Futures	644	Long	Mar 2023	21,539,143	21,871,850	332,707
DAX Index Futures	195	Long	Mar 2023	76,965,251	80,758,882	3,793,631
Electrolytic Copper Futures	107	Long	Mar 2023	22,335,061	24,657,615	2,322,554
Euro STOXX 50 Index Futures	1,640	Long	Mar 2023	70,965,891	74,722,126	3,756,235
Euro-BOBL Futures	356	Long	Mar 2023	45,053,906	45,405,636	351,730
Euro-Schatz Futures	1,225	Long	Mar 2023	140,965,244	140,826,258	(138,986)
FTSE 100 Index Futures	810	Long	Mar 2023	74,852,687	77,591,755	2,739,068
Gas Oil Futures	254	Long	Mar 2023	23,420,376	22,993,350	(427,026)
Gasoline RBOB Futures	263	Long	Mar 2023	28,706,495	28,344,036	(362,459)
Gold 100 Oz Futures	224	Long	Apr 2023	43,473,910	43,545,600	71,690
Hang Seng Index Futures	98	Long	Feb 2023	13,975,576	13,709,016	(266,560)
Nikkei 225 Index Futures	142	Long	Mar 2023	30,329,132	29,956,747	(372,385)
NY Harbor ULSD Futures	132	Long	Mar 2023	17,792,380	17,434,217	(358,163)
S&P 500 E-Mini Index Futures	20	Long	Mar 2023	4,041,105	4,090,000	48,895
Silver Futures	210	Long	Mar 2023	24,930,144	25,021,500	91,356
Soybean Futures	405	Long	Mar 2023	30,586,848	31,144,500	557,652
Soybean Meal Futures	195	Long	Mar 2023	7,939,127	9,445,800	1,506,673
Sugar No. 11 (World) Futures	405	Long	Mar 2023	8,891,069	9,888,480	997,411
Tokyo Price Index Futures	327	Long	Mar 2023	48,633,955	49,967,580	1,333,625
U.S. Dollar Index Futures	122	Long	Mar 2023	12,616,172	12,425,700	(190,472)
WTI Crude Oil Futures	98	Long	Feb 2023	7,735,250	7,750,820	15,570
Zinc Futures	78	Long	Mar 2023	6,714,745	6,627,582	(87,163)
2-Year U.S. Treasury Note Futures	1,903	Short	Apr 2023	(391,320,193)	(391,557,117)	(236,924)
30-Year U.S. Treasury Bond Futures	20	Short	Mar 2023	(2,601,605)	(2,611,875)	(10,270)
3-Month EURIBOR Futures	1,625	Short	Dec 2023	(429,976,926)	(426,548,367)	3,428,559
3-Month SOFR Index Futures	3,255	Short	Mar 2024	(778,914,000)	(777,985,688)	928,312
3-Month SONIA Index Futures	244	Short	Mar 2024	(72,900,927)	(72,094,054)	806,873
5-Year U.S. Treasury Note Futures	1,010	Short	Apr 2023	(110,566,371)	(110,547,656)	18,715
Australian 10-Year Bond Futures	815	Short	Mar 2023	(69,543,823)	(69,277,025)	266,798
Canadian 10-Year Bond Futures	395	Short	Mar 2023	(37,563,877)	(37,503,551)	60,326
Coffee ’C’ Futures	132	Short	Mar 2023	(7,580,947)	(8,984,250)	(1,403,303)
Cotton No. 2 Futures	122	Short	Mar 2023	(5,185,483)	(5,260,640)	(75,157)
Dow Jones Industrial Average E-Mini Index Futures	298	Short	Mar 2023	(50,056,083)	(50,892,440)	(836,357)
Euro-Bund Futures	49	Short	Mar 2023	(7,365,031)	(7,300,139)	64,892
Hard Red Winter Wheat Futures	244	Short	Mar 2023	(10,482,828)	(10,720,750)	(237,922)
Long Gilt Futures	107	Short	Mar 2023	(13,793,680)	(13,778,494)	15,186
NASDAQ 100 E-Mini Index Futures	93	Short	Mar 2023	(21,927,240)	(22,602,720)	(675,480)
Natural Gas Futures	234	Short	Feb 2023	(7,393,075)	(6,385,860)	1,007,215
Primary Aluminum Futures	127	Short	Mar 2023	(7,694,854)	(8,345,488)	(650,634)
Russell 2000 E-Mini Index Futures	327	Short	Mar 2023	(29,598,264)	(31,709,190)	(2,110,926)
Soybean Oil Futures	137	Short	Mar 2023	(5,019,479)	(5,114,484)	(95,005)
Wheat Futures	342	Short	Mar 2023	(14,390,151)	(13,030,200)	1,359,951
						$17,566,200
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	107,158,000	USD	74,130,985	BOA	3/17/2023	$1,631,257	—
CAD	12,567,000	USD	9,250,767	BOA	3/17/2023	197,052	—
CHF	7,749,000	USD	8,439,204	BOA	3/17/2023	63,477	—
EUR	89,365,000	USD	96,296,543	BOA	3/17/2023	1,117,618	—
GBP	44,578,000	USD	54,390,295	BOA	3/17/2023	618,858	—
JPY	3,784,682,000	USD	28,668,405	BOA	3/17/2023	575,447	—
MXN	1,060,836,000	USD	54,232,293	BOA	3/17/2023	1,682,236	—
NZD	32,339,000	USD	20,661,647	BOA	3/17/2023	249,664	—
USD	105,346,291	AUD	153,276,000	BOA	3/17/2023	—	$(3,022,038)
USD	117,439,358	CAD	158,955,000	BOA	3/17/2023	—	(2,062,353)
USD	90,665,997	CHF	83,028,000	BOA	3/17/2023	—	(437,442)
USD	56,483,426	EUR	52,633,000	BOA	3/17/2023	—	(890,261)
USD	92,941,798	GBP	75,231,000	BOA	3/17/2023	106,911	—
USD	46,139,345	JPY	6,099,173,000	BOA	3/17/2023	—	(988,342)
USD	22,451,096	MXN	450,886,000	BOA	3/17/2023	—	(1,314,197)
USD	39,109,078	NZD	60,764,000	BOA	3/17/2023	—	(182,640)
						$6,242,520	$(8,897,273)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of January 31, 2023, the net assets of the subsidiary were $71,672,255 representing 9.8% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$300,557,916	—	$300,557,916	—
Total investments in securities	$300,557,916	—	$300,557,916	—
Derivatives:
Assets
Futures	$26,305,572	$26,305,572	—	—
Forward foreign currency contracts	6,242,520	—	$6,242,520	—
Liabilities
Futures	(8,739,372)	(8,472,812)	(266,560)	—
Forward foreign currency contracts	(8,897,273)	—	(8,897,273)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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